Income Taxes (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefit [Line Items]
Balance at beginning of year	$ 788	$ 483	$ 791
Increase related to prior year tax positions	292	368	0
Decrease related to prior year tax positions	0	0	(184)
Increase related to current year tax positions	630	0	0
Settlements	(368)	0	(93)
Lapse of statute of limitations	(7)	(63)	(31)
Balance at end of year	$ 1,335	$ 788	$ 483